Loans and Allowance for Credit Losses, Commitments to Lend (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	$ 497,242	$ 453,431
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	299,817	269,591
Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	278,093	250,986
Commercial Real Estate Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	6,134	5,993
Commercial Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	15,587	12,612
Commercial Lease Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	3	0
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	197,425	183,840
Real estate 1-4 family first mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	32,055	32,908
Real estate 1-4 family junior lien mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	45,492	47,667
Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	95,062	79,049
Other revolving credit and installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	$ 24,816	$ 24,216